SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) segment	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Segment information
Number of operating segments | segment	2
Net revenues:
Net revenues	$ 370,812	$ 290,781	$ 202,304
Cost of revenues:
Cost of revenues	210,909	154,943	106,405
Gross profit:
Gross profit	159,903	135,838	95,899
Operating expenses:
Selling and marketing expenses	64,763	41,059	28,879
General and administrative expenses	65,422	52,331	32,053
Research and development expenses	3,716	1,401	1,603
Total operating expenses	133,901	94,791	62,535
Income from operations	26,002	41,047	33,364
Medical examinations and other medical services
Net revenues:
Net revenues	364,635	285,292	202,304
Cost of revenues:
Cost of revenues	206,034	151,348	106,405
Gross profit:
Gross profit	158,601	133,944	95,899
Medical examinations and other medical services | Medical examinations
Net revenues:
Net revenues	308,053	244,945	173,903
Medical examinations and other medical services | Disease screening
Net revenues:
Net revenues	27,092	19,689	15,017
Medical examinations and other medical services | Other services
Net revenues:
Net revenues	29,490	20,658	$ 13,384
Dental services
Net revenues:
Net revenues	6,177	5,489
Cost of revenues:
Cost of revenues	4,875	3,595
Gross profit:
Gross profit	$ 1,302	$ 1,894